Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding Holdings holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Schwab Capital Trust
Entity Central Index Key	0000904333
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Schwab Target 2010 Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2010 Index Fund
Class Name	Schwab Target 2010 Index Fund
Trading Symbol	SWYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You
can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]

FUND COSTS FOR THE LAST year ENDED March 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2010 Index Fund*	$3	0.03%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 3	[1]
Expense Ratio, Percent	0.03%	[1]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended March 31, 2025, the 2010 Fund returned 5.83%. The Dow Jones U.S. Total Stock Market
Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 7.09% and 4.88%, respectively. The 2010 Fund’s internally calculated comparative index, the Target 2010 Passive Composite Index (the composite index), returned 5.88%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Aggregate Bond ETF
●
Schwab U.S. Large-Cap ETF
■

Top detractors from total return:
●
Schwab U.S. Small-Cap ETF
●
While there were no additional underlying funds that detracted from the total return of the 2010 Fund, the Schwab U.S. REIT
ETF was the smallest contributor to total return

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (August 25, 2016 - March 31, 2025)
1,2

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which
would lower
performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2010 Index Fund (08/25/2016) 1,2	5.83%	5.94%	4.98%
Dow Jones U.S. Total Stock Market Index SM	7.09%	18.08%	12.92%
Bloomberg US Aggregate Bond Index	4.88%	-0.40%	1.16%
Target 2010 Passive Composite Index	5.88%	5.91%	5.06%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which
would lower
performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.

Performance Inception Date	Aug. 25, 2016
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 51,951,000
Holdings Count | holdings	8
Advisory Fees Paid, Amount	$ 14,503
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (thousands)	$51,951
Number of Holdings	8
Portfolio Turnover Rate	26%
Advisory Fees Paid by the Fund	$14,503
Foreign Tax Paid and Passed Through	$8,376
Gross Income from Foreign Sources	$117,491
Dividends Received Deduction	9.24%
Qualified Dividend Income	$259,429
Long Term Capital Gain Distribution	$203,007
Qualified Business Income (199A)	$49,255
Business Interest Deduction (163j)	74.79%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Target 2015 Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2015 Index Fund
Class Name	Schwab Target 2015 Index Fund
Trading Symbol	SWYBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You
can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED March 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2015 Index Fund*	$3	0.03%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 3	[1]
Expense Ratio, Percent	0.03%	[1]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended March 31, 2025, the 2015 Fund returned 5.91%. The Dow Jones U.S. Total Stock Market
Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 7.09% and 4.88%, respectively. The 2015 Fund’s internally calculated comparative index, the Target 2015 Passive Composite Index (the composite index), returned 5.91%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Large-Cap ETF
●
Schwab U.S. Aggregate Bond ETF
■

Top detractors from total return:
●
Schwab U.S. Small-Cap ETF
●
While there were no additional underlying funds that detracted from the total return of the 2015 Fund, the Schwab U.S. REIT
ETF was the smallest contributor to total return

Portfolio holdings may have changed
since
the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (August 25, 2016 - March 31, 2025)
1,2

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns
would have been lower.

These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2015 Index Fund (08/25/2016) 1,2	5.91%	6.41%	5.23%
Dow Jones U.S. Total Stock Market Index SM	7.09%	18.08%	12.92%
Bloomberg US Aggregate Bond Index	4.88%	-0.40%	1.16%
Target 2015 Passive Composite Index	5.91%	6.38%	5.32%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns
would have been lower.

These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.

Performance Inception Date	Aug. 25, 2016
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 80,392,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 25,545
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (thousands)	$80,392
Number of Holdings	8
Portfolio Turnover Rate	24%
Advisory Fees Paid by the Fund	$25,545
Foreign Tax Paid and Passed Through	$15,080
Gross Income from Foreign Sources	$211,534
Dividends Received Deduction	9.87%
Qualified Dividend Income	$464,306
Long Term Capital Gain Distribution	$24,173
Qualified Business Income (199A)	$87,378
Business Interest Deduction (163j)	67.88%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Target 2020 Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2020 Index Fund
Class Name	Schwab Target 2020 Index Fund
Trading Symbol	SWYLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You
can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED March 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2020 Index Fund*	$4	0.04%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 4	[1]
Expense Ratio, Percent	0.04%	[1]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended March 31, 2025, the 2020 Fund returned 5.94%. The Dow Jones U.S. Total Stock Market
Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 7.09% and 4.88%, respectively. The 2020 Fund’s internally calculated comparative index, the Target 2020 Passive Composite Index (the composite index), returned 5.93%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Large-Cap ETF
●
Schwab U.S. Aggregate Bond ETF
■

Top detractors from total return:
●
Schwab U.S. Small-Cap ETF
●
While there were no additional underlying funds that detracted from the total return of the 2020 Fund, the Schwab U.S. REIT
ETF was the smallest contributor to total return

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (August 25, 2016 - March 31, 2025)
1,2

All total returns on this page assume dividends and distributions were reinvested. Index figures
do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined
into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2020 Index Fund (08/25/2016) 1,2	5.94%	6.74%	5.71%
Dow Jones U.S. Total Stock Market Index SM	7.09%	18.08%	12.92%
Bloomberg US Aggregate Bond Index	4.88%	-0.40%	1.16%
Target 2020 Passive Composite Index	5.93%	6.69%	5.76%

All total returns on this page assume dividends and distributions were reinvested. Index figures
do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined
into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.

Performance Inception Date	Aug. 25, 2016
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 271,603,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 101,377
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (thousands)	$271,603
Number of Holdings	8
Portfolio Turnover Rate	16%
Advisory Fees Paid by the Fund	$101,377
Foreign Tax Paid and Passed Through	$60,458
Gross Income from Foreign Sources	$848,065
Dividends Received Deduction	11.53%
Qualified Dividend Income	$1,890,537
Long Term Capital Gain Distribution	$3,384,290
Qualified Business Income (199A)	$352,757
Business Interest Deduction (163j)	71.62%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Target 2025 Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2025 Index Fund
Class Name	Schwab Target 2025 Index Fund
Trading Symbol	SWYDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You
can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED March 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2025 Index Fund*	$3	0.03%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 3	[1]
Expense Ratio, Percent	0.03%	[1]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended March 31, 2025, the 2025 Fund returned 6.19%. The Dow Jones U.S. Total Stock Market
Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 7.09% and 4.88%, respectively. The 2025 Fund’s internally calculated comparative index, the Target 2025 Passive Composite Index (the composite index), returned 6.19%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Large-Cap ETF
●
Schwab U.S. Aggregate Bond ETF
■

Top detractors from total return:
●
Schwab U.S. Small-Cap ETF
●
While there were no additional underlying funds that detracted from the total return of the 2025 Fund, the Schwab Emerging
Markets Equity ETF was the smallest contributor to total return
Portfolio holdings may have
changed
since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance
of
Hypothetical
$10,000
Investment
(August 25, 2016 - March 31, 2025)
1,2

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.

Average Annual Return [Table Text Block]
Average Annual
Total
Returns

Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2025 Index Fund (08/25/2016) 1,2	6.19%	8.36%	6.62%
Dow Jones U.S. Total Stock Market Index SM	7.09%	18.08%	12.92%
Bloomberg US Aggregate Bond Index	4.88%	-0.40%	1.16%
Target 2025 Passive Composite Index	6.19%	8.38%	6.71%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.

Performance Inception Date	Aug. 25, 2016
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 574,929,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 191,126
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (thousands)	$574,929
Number of Holdings	8
Portfolio Turnover Rate	23%
Advisory Fees Paid by the Fund	$191,126
Foreign Tax Paid and Passed Through	$168,776
Gross Income from Foreign Sources	$2,195,848
Dividends Received Deduction	12.56%
Qualified Dividend Income	$3,998,579
Long Term Capital Gain Distribution	$2,006,984
Qualified Business Income (199A)	$743,020
Business Interest Deduction (163j)	67.29%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Target 2030 Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2030 Index Fund
Class Name	Schwab Target 2030 Index Fund
Trading Symbol	SWYEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You
can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED March 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2030 Index Fund*	$3	0.03%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 3	[1]
Expense Ratio, Percent	0.03%	[1]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended March 31, 2025, the 2030 Fund returned 6.43%. The Dow Jones U.S. Total Stock Market
Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 7.09% and 4.88%, respectively. The 2030 Fund’s internally calculated comparative index, the Target 2030 Passive Composite Index (the composite index), returned 6.36%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Large-Cap ETF
●
Schwab U.S. Aggregate Bond ETF
■

Top detractors from total return:
●
Schwab U.S. Small-Cap ETF
●
While there were no additional underlying funds that detracted from the total return of the 2030 Fund, the Schwab U.S. TIPS
ETF was the smallest contributor to total return

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (August 25, 2016 - March 31, 2025)
1,2

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2030 Index Fund (08/25/2016) 1,2	6.43%	10.05%	7.55%
Dow Jones U.S. Total Stock Market Index SM	7.09%	18.08%	12.92%
Bloomberg US Aggregate Bond Index	4.88%	-0.40%	1.16%
Target 2030 Passive Composite Index	6.36%	10.03%	7.60%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.

Performance Inception Date	Aug. 25, 2016
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 1,281,000,000
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 375,444
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$1,281
Number of Holdings	9
Portfolio Turnover Rate	15%
Advisory Fees Paid by the Fund	$375,444
Foreign Tax Paid and Passed Through	$509,437
Gross Income from Foreign Sources	$6,408,921
Dividends Received Deduction	17.21%
Qualified Dividend Income	$10,609,061
Qualified Business Income (199A)	$1,935,322
Business Interest Deduction (163j)	54.50%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio h oldin gs may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio h oldin gs may have changed since the report date.
Schwab Target 2035 Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2035 Index Fund
Class Name	Schwab Target 2035 Index Fund
Trading Symbol	SWYFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You
can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED March 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2035 Index Fund*	$3	0.03%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 3	[1]
Expense Ratio, Percent	0.03%	[1]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended March 31, 2025, the 2035 Fund returned 6.57%. The Dow Jones U.S. Total Stock Market
Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 7.09% and 4.88%, respectively. The 2035 Fund’s internally calculated comparative index, the Target 2035 Passive Composite Index (the composite index), returned 6.45%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Large-Cap ETF
●
Schwab U.S. Aggregate Bond ETF
■

Top detractors from total return:
●
Schwab U.S. Small-Cap ETF
●
While there were no additional underlying funds that detracted from the total return of the 2035 Fund, the Schwab U.S. TIPS
ETF was the smallest contributor to total return

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (August 25, 2016 - March 31, 2025)
1,2

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2035 Index Fund (08/25/2016) 1,2	6.57%	11.31%	8.21%
Dow Jones U.S. Total Stock Market Index SM	7.09%	18.08%	12.92%
Bloomberg US Aggregate Bond Index	4.88%	-0.40%	1.16%
Target 2035 Passive Composite Index	6.45%	11.30%	8.26%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.

Performance Inception Date	Aug. 25, 2016
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 1,025,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 258,842
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets ( millions )	$1,025
Number of Holdings	9
Portfolio Turnover Rate	14%
Advisory Fees Paid by the Fund	$258,842
Foreign Tax Paid and Passed Through	$490,901
Gross Income from Foreign Sources	$6,031,935
Dividends Received Deduction	20.91%
Qualified Dividend Income	$9,422,324
Qualified Business Income (199A)	$1,725,148
Business Interest Deduction (163j)	42.80%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date .
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date .
Schwab Target 2040 Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2040 Index Fund
Class Name	Schwab Target 2040 Index Fund
Trading Symbol	SWYGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You
can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request this
information by calling
1-
866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED March 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2040 Index Fund*	$3	0.03%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 3	[1]
Expense Ratio, Percent	0.03%	[1]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended March 31, 2025, the 2040 Fund returned 6.68%. The Dow Jones U.S. Total Stock Market
Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 7.09% and 4.88%, respectively. The 2040 Fund’s internally calculated comparative index, the Target 2040 Passive Composite Index (the composite index), returned 6.53%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Large-Cap ETF
●
Schwab U.S. Aggregate Bond ETF
■

Top detractors from total return:
●
Schwab U.S. Small-Cap ETF
●
While there were no additional underlying funds that detracted from the total return of the 2040 Fund, the Schwab Short-Term
U.S. Treasury ETF was the smallest contributor to total return

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (August 25, 2016 - March 31, 2025)
1,2

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	Since I ncepti on
Schwab Target 2040 Index Fund (08/25/2016) 1,2	6.68%	12.34%	8.76%
Dow Jones U.S. Total Stock Market Index SM	7.09%	18.08%	12.92%
Bloomberg US Aggregate Bond Index	4.88%	-0.40%	1.16%
Target 2040 Passive Composite Index	6.53%	12.35%	8.82%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.

Performance Inception Date	Aug. 25, 2016
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 1,194,000,000
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 319,701
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$1,194
Number of Holdings	8
Portfolio Turnover Rate	13%
Advisory Fees Paid by the Fund	$319,701
Foreign Tax Paid and Passed Through	$695,561
Gross Income from Foreign Sources	$8,404,466
Dividends Received Deduction	24.02%
Qualified Dividend Income	$12,863,176
Qualified Business Income (199A)	$2,340,051
Business Interest Deduction (163j)	32.54%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Target 2045 Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2045 Index Fund
Class Name	Schwab Target 2045 Index Fund
Trading Symbol	SWYHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You
can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request this
information by calling
1-866-414-634
9
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED March 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2045 Index Fund*	$3	0.03%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 3	[1]
Expense Ratio, Percent	0.03%	[1]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended March 31, 2025, the 2045 Fund returned 6.78%. The Dow Jones U.S. Total Stock Market
Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 7.09% and 4.88%, respectively. The 2045 Fund’s internally calculated comparative index, the Target 2045 Passive Composite Index (the composite index), returned 6.60%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Large-Cap ETF
●
Schwab International Equity ETF
■

Top detractors from total return:
●
Schwab U.S. Small-Cap ETF
●
While there were no additional underlying funds that detracted from the total return of the 2045 Fund, the Schwab Short-Term
U.S. Treasury ETF was the smallest contributor to total return

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (August 25, 2016 - March 31, 2025)
1,2

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of
the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2045 Index Fund (08/25/2016) 1,2	6.78%	13.27%	9.19%
Dow Jones U.S. Total Stock Market Index SM	7.09%	18.08%	12.92%
Bloomberg US Aggregate Bond Index	4.88%	-0.40%	1.16%
Target 2045 Passive Composite Index	6.60%	13.30%	9.25%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of
the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.

Performance Inception Date	Aug. 25, 2016
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 764,089,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 181,787
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (thousands)	$764,089
Number of Holdings	8
Portfolio Turnover Rate	14%
Advisory Fees Paid by the Fund	$181,787
Foreign Tax Paid and Passed Through	$502,970
Gross Income from Foreign Sources	$5,977,153
Dividends Received Deduction	26.77%
Qualified Dividend Income	$8,833,041
Qualified Business Income (199A)	$1,604,344
Business Interest Deduction (163j)	22.63%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Target 2050 Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2050 Index Fund
Class Name	Schwab Target 2050 Index Fund
Trading Symbol	SWYMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You
can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED March 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2050 Index Fund*	$2	0.02%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 2	[1]
Expense Ratio, Percent	0.02%	[1]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended March 31, 2025, the 2050 Fund returned 6.83%. The Dow Jones U.S. Total Stock Market
Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 7.09% and 4.88%, respectively. The 2050 Fund’s internally calculated comparative index, the Target 2050 Passive Composite Index (the composite index), returned 6.61%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Large-Cap ETF
●
Schwab International Equity ETF
■

Top detractors from total return:
●
Schwab U.S. Small-Cap ETF
●
While there were no additional underlying funds that detracted from the total return of the 2050 Fund, the Schwab
U.S. Aggregate Bond ETF was the smallest contributor to total return

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (August 25, 2016 - March 31, 2025)
1,2
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.

Average Annual Return [Table Text Block]
Average Annual Total
Returns

Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2050 Index Fund (08/25/2016) 1,2	6.83%	13.80%	9.43%
Dow Jones U.S. Total Stock Market Index SM	7.09%	18.08%	12.92%
Bloomberg US Aggregate Bond Index	4.88%	-0.40%	1.16%
Target 2050 Passive Composite Index	6.61%	13.83%	9.49%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.

Performance Inception Date	Aug. 25, 2016
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 1,033,000,000
Holdings Count | Holdings	7
Advisory Fees Paid, Amount	$ 227,407
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (millions)	$1,033
Number of Holdings	7
Portfolio Turnover Rate	12%
Advisory Fees Paid by the Fund	$227,407
Foreign Tax Paid and Passed Through	$728,989
Gross Income from Foreign Sources	$8,561,966
Dividends Received Deduction	28.60%
Qualified Dividend Income	$12,326,571
Qualified Business Income (199A)	$2,237,824
Business Interest Deduction (163j)	15.25%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Target 2055 Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2055 Index Fund
Class Name	Schwab Target 2055 Index Fund
Trading Symbol	SWYJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You
can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED March 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2055 Index Fund*	$2	0.02%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 2	[1]
Expense Ratio, Percent	0.02%	[1]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended March 31, 2025, the 2055 Fund returned 6.83%. The Dow Jones U.S. Total Stock Market
Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 7.09% and 4.88%, respectively. The 2055 Fund’s internally calculated comparative index, the Target 2055 Passive Composite Index (the composite index), returned 6.62%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Large-Cap ETF
●
Schwab International Equity ETF
■

Top detractors from total return:
●
Schwab U.S. Small-Cap ETF
●
While there were no additional underlying funds that detracted from the total return of the 2055 Fund, the Schwab
U.S. Aggregate Bond ETF was the smallest contributor to total return

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (August 25, 2016 - March 31, 2025)
1,2

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2055 Index Fund (08/25/2016) 1,2	6.83%	14.16%	9.60%
Dow Jones U.S. Total Stock Market Index SM	7.09%	18.08%	12.92%
Bloomberg US Aggregate Bond Index	4.88%	-0.40%	1.16%
Target 2055 Passive Composite Index	6.62%	14.18%	9.66%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.

Performance Inception Date	Aug. 25, 2016
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 686,178,000
Holdings Count | Holdings	7
Advisory Fees Paid, Amount	$ 139,395
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (thousands)	$686,178
Number of Holdings	7
Portfolio Turnover Rate	14%
Advisory Fees Paid by the Fund	$139,395
Foreign Tax Paid and Passed Through	$507,439
Gross Income from Foreign Sources	$5,916,854
Dividends Received Deduction	29.64%
Qualified Dividend Income	$8,403,198
Qualified Business Income (199A)	$1,533,341
Business Interest Deduction (163j)	10.89%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date. 1 Less than 0.05%.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date. 1 Less than 0.05%.
Schwab Target 2060 Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2060 Index Fund
Class Name	Schwab Target 2060 Index Fund
Trading Symbol	SWYNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You
can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
.
You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED March 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2060 Index Fund*	$2	0.02%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 2	[1]
Expense Ratio, Percent	0.02%	[1]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended March 31, 2025, the 2060 Fund returned 6.89%. The Dow Jones U.S. Total S toc
k Market
Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 7.09% and 4.88%, respectively. The 2060 Fund’s internally calculated comparative index, the Target 2060 Passive Composite Index (the composite index), returned 6.64%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Large-Cap ETF
●
Schwab International Equity ETF
■

Top detractors from total return:
●
Schwab U.S. Small-Cap ETF
●
While there were no additional underlying funds that detracted from the total return of the 2060 Fund, the Schwab
U.S. Aggregate Bond ETF was the smallest contributor to total return

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (August 25, 2016 - March 31, 2025)
1,2

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	5 Years	Since Inception
Schwab Target 2060 Index Fund (08/25/2016) 1,2	6.89%	14.48%	9.72%
Dow Jones U.S. Total Stock Market Index SM	7.09%	18.08%	12.92%
Bloomberg US Aggregate Bond Index	4.88%	-0.40%	1.16%
Target 2060 Passive Composite Index	6.64%	14.52%	9.79%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
On July 24, 2017, the Investor Shares and Institutional Shares share classes were combined into a single class of shares of the fund. Accordingly, the performance history of the fund, prior to July 24, 2017, is that of the fund’s former Institutional Shares.

Performance Inception Date	Aug. 25, 2016
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 794,053,000
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 160,758
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (thousands)	$794,053
Number of Holdings	6
Portfolio Turnover Rate	13%
Advisory Fees Paid by the Fund	$160,758
Foreign Tax Paid and Passed Through	$601,347
Gross Income from Foreign Sources	$6,980,430
Dividends Received Deduction	30.50%
Qualified Dividend Income	$9,856,564
Qualified Business Income (199A)	$1,801,994
Business Interest Deduction (163j)	7.48%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Schwab Target 2065 Index Fund
Shareholder Report [Line Items]
Fund Name	Schwab Target 2065 Index Fund
Class Name	Schwab Target 2065 Index Fund
Trading Symbol	SWYOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the fund for the period of April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You
can find additional information about the fund at
www.schwabassetmanagement.com/prospectus
. You can also request this
information by calling
1-866-414-6349
or by sending an email request to
orders@mysummaryprospectus.com
.

Additional Information Phone Number	1-866-414-6349
Additional Information Email	orders@mysummaryprospectus.com
Additional Information Website	www.schwabassetmanagement.com/prospectus
Expenses [Text Block]
FUND COSTS FOR THE LAST year ENDED March 31, 2025
(BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Target 2065 Index Fund*	$1	0.01%
*
Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.

Expenses Paid, Amount	$ 1	[1]
Expense Ratio, Percent	0.01%	[1]
Factors Affecting Performance [Text Block]
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
For the 12-month reporting period ended March 31, 2025, the 2065 Fund returned 6.90%. The Dow Jones U.S. Total Stock Market
Index
SM
, which provides a broad measure of equity market performance, and the Bloomberg US Aggregate Bond Index, which provides a broad measure of bond market performance, returned 7.09% and 4.88%, respectively. The 2065 Fund’s internally calculated comparative index, the
Target
2065 Passive Composite Index (the composite index), returned 6.64%.
■

Asset allocations were broadly in line with those of the composite index
■

Top contributors to total return:
●
Schwab U.S. Large-Cap ETF
●
Schwab International Equity ETF
■

Top detractors from total return:
●
Schwab U.S. Small-Cap ETF
●
While there were no additional underlying funds that detracted from the total return of the 2065 Fund, the Schwab
U.S. Aggregate Bond ETF was the smallest contributor to total return

Portfolio holdings may have changed since the report date.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
Performance of Hypothetical $10,000 Investment (February 25, 2021 - March 31, 2025)
1

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average Annual Return [Table Text Block]
Average Annual Total Returns

Fund and Inception Date	1 Year	Since Inception
Schwab Target 2065 Index Fund (02/25/2021) 1	6.90%	6.80%
Dow Jones U.S. Total Stock Market Index SM	7.09%	9.61%
Bloomberg US Aggregate Bond Index	4.88%	-0.76%
Target 2065 Passive Composite Index	6.64%	6.67%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
1
Fund expenses have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower.
These returns
do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance Inception Date	Feb. 25, 2021
No Deduction of Taxes [Text Block]	These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus .
Net Assets	$ 212,086,000
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 21,203
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Statistics

Net Assets (thousands)	$212,086
Number of Holdings	6
Portfolio Turnover Rate	14%
Advisory Fees Paid by the Fund	$21,203
Foreign Tax Paid and Passed Through	$144,729
Gross Income from Foreign Sources	$1,664,297
Dividends Received Deduction	30.78%
Qualified Dividend Income	$2,203,839
Long Term Capital Gain Distribution	$1,495
Qualified Business Income (199A)	$403,752
Business Interest Deduction (163j)	4.35%

Holdings [Text Block]	Asset Class Weightings % of Investments Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.
Largest Holdings [Text Block]	Top Holdings % of Net Assets Portfolio holdings may have changed since the report date.

[1]	Expenses were reduced by a contractual fee waiver in effect for so long as the investment adviser serves as adviser to the fund.